Share based payments - RSU and PSU activity (Details)	9 Months Ended
Sep. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(324,121)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	146,285
Ending balance (in shares)	146,285
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	931,500
Granted (in shares)	749,736
Released (in share)	(849,191)
Forfeited (in shares)	(40,959)
Ending balance (in shares)	791,086